Acquisitions - Gemini Shipholdings Corporation (Details) $ in Thousands					12 Months Ended
	Nov. 26, 2021 USD ($)	Nov. 01, 2021 USD ($)	Jul. 01, 2021 USD ($) item	Apr. 12, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Jun. 30, 2021
Asset Acquisition [Line Items]
Aggregate gross purchase price				$ 31,000
Number of vessels acquired | item					6	5
Assumed time charter liabilities					$ 74,100
Weighted average remaining charter duration					2 years
Amortization of assumed time charter					$ 12,300
Unearned revenue					83,180	$ 19,476
Unearned revenue, net of current portion					$ 37,977	$ 19,574
Gemini Shipholdings Corporation
Asset Acquisition [Line Items]
Percentage of voting interest acquired			51.00%				49.00%
Aggregate gross purchase price			$ 86,700
Number of vessels acquired | item			5
Gain on asset acquisition			$ 64,100
Investment, ownership percentage					100.00%
Assumed time charter liabilities			$ 36,001		$ 20,661
Weighted average remaining charter duration			1 year 4 months 24 days
Amortization of assumed time charter					15,300
Unearned revenue					19,600
Unearned revenue, net of current portion					$ 1,000
Virage International Ltd.
Asset Acquisition [Line Items]
Percentage of voting interest acquired			51.00%
Aggregate gross purchase price		$ 86,700
Danaos Management Support Pte. Limited
Asset Acquisition [Line Items]
Percentage of voting interest acquired	100.00%
Aggregate gross purchase price	$ 2,100